Revenue - Product or service (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 27,223	£ 27,359	£ 9,672
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	670	452	786
Licensing fees- opt-in payments and milestones achieved
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	18,583	0
Licensing fees- upfront payments and research funding (including term extension payments)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 26,553	£ 8,324	£ 8,886